Property, plant and equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Impairment on long-lived assets, net (note 9)	$ 459	$ 479
Impairment of PPE		479
Depreciation	12,437	12,288
Depreciation in cost of sales	$ 8,645	$ 7,795